Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Other Additional Capital [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 302,679,682		$ 20,625,372	$ 23,561,301	$ (295,273,771)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2022	99,547,710
Net loss for the period					(20,948,412)	$ (20,948,412)
Stock option compensation (Note 9)
Option exercises	1,491			(410)
Ending balance, value at Sep. 30, 2023	$ 302,681,173		20,625,372	23,560,891	(316,222,183)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2023	99,548,711
Beginning balance, value at Jun. 30, 2023	$ 302,679,682		20,625,372	23,561,301	(297,771,607)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2023	99,547,710
Net loss for the period					(18,450,576)	(18,450,576)
Stock option compensation (Note 9)
Option exercises	1,491			(410)
[custom:StockIssuedDuringPeriodOptionExercie]						1,001
Ending balance, value at Sep. 30, 2023	$ 302,681,173		20,625,372	23,560,891	(316,222,183)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2023	99,548,711
Beginning balance, value at Dec. 31, 2023	$ 302,681,173		20,625,372	23,661,590	(318,392,763)	$ 28,575,372
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2023	99,548,711
Net loss for the period					(8,698,895)	(8,698,895)
Stock option compensation (Note 9)				603,098		$ 603,098
Fair value of options exercised	330,864			(330,864)
Private placement, net of costs	48,921,547
Stock Issued During Period, Shares, New Issues						13,066,203
Option exercises	921,850
[custom:StockIssuedDuringPeriodOptionExercie]						422,500
Reclassification (Note 12)	(351,725,060)	351,725,060
Ending balance, value at Sep. 30, 2024	$ 1,130,374	351,725,060	20,625,372	23,933,824	(327,091,658)	$ 70,322,972
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2024	113,037,414
Beginning balance, value at Jun. 30, 2024	$ 317,227,066		20,625,372	24,026,399	(323,946,104)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2024	104,019,426
Net loss for the period					(3,145,554)	(3,145,554)
Stock option compensation (Note 9)				135,987		$ 135,987
Fair value of options exercised	228,562			(228,562)
Private placement, net of costs	34,734,306
Stock Issued During Period, Shares, New Issues						8,780,488
Option exercises	665,500
[custom:StockIssuedDuringPeriodOptionExercie]						237,500
Reclassification (Note 12)	(351,725,060)	351,725,060
Ending balance, value at Sep. 30, 2024	$ 1,130,374	$ 351,725,060	$ 20,625,372	$ 23,933,824	$ (327,091,658)	$ 70,322,972
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2024	113,037,414